UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/13/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              2

Form 13F Information Table Entry Total:                       129

Form 13f Information Table Value Total:                13,515,267
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its four series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners Realty Fund
                                            Longleaf Partners International Fund

     02        028-6417                     Lutheran Church Missouri Synod
                                            Foundation

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109   435420 19791800 SH       SOLE                 15634800           4157000
                                                            196460  8930000 SH       DEFINED 01            8930000
                                                              1100    50000 SH       OTHER                   50000
Aetna US Healthcare            COM              00817Y108   179094  6917500 SH       SOLE                  5660100           1257400
                                                             41709  1611000 SH       DEFINED 01            1611000
                                                               259    10000 SH       OTHER                   10000
Alexander & Baldwin Co.        COM              014482103    61226  2377703 SH       SOLE                  1817703            662800
                                                              2647   102800 SH       OTHER
Alleghany Corp                 COM              017175100   109109   537485 SH       SOLE                   437361            100124
                                                             75719   373000 SH       DEFINED 01             373000
Allied Waste Industries, Inc.  COM              019589308    46926  2512100 SH       SOLE                  1869000            643100
                                                             54002  2890900 SH       DEFINED 01            2890900
                                                               654    35000 SH       OTHER                   35000
Aon Corp                       COM              037389103   136082  3888070 SH       SOLE                  2910070            978000
                                                               700    20000 SH       OTHER                   20000
BKF Capital Group              COM              05548G102      973    29300 SH       SOLE                                      29300
Bay View Capital Corp          COM              07262L101     2766   369800 SH       SOLE                   279800             90000
                                                             36960  4941147 SH       DEFINED 01            4941147
                                                              3755   502000 SH       OTHER                                    502000
Boston Properties              COM              101121101    27771   679000 SH       DEFINED 01             679000
Brascan Corporation            COM              10549P606    11071   647400 SH       SOLE                   647400
Catellus Development Corp      COM              149111106   146800  8412600 SH       SOLE                  6609600           1803000
                                                             89100  5106000 SH       DEFINED 01            5106000
                                                              7327   419900 SH       OTHER                   86000            333900
Coca-Cola Enterprises          COM              191219104     6900   422000 SH       SOLE                   422000
                                                             65400  4000000 SH       DEFINED 01            4000000
Consolidated-Tomoka Land Co.   COM              210226106      377    24981 SH       SOLE                                      24981
Cousins Properties             COM              222795106      520    19350 SH       SOLE                    19350
Deltic Timber Corp             COM              247850100     4357   151300 SH       SOLE                    71300             80000
                                                             43056  1495000 SH       DEFINED 01            1495000
                                                              9360   325000 SH       OTHER                                    325000
Diageo Plc - ADR               COM              25243Q205    99031  2253273 SH       SOLE                  2210273             43000
                                                             41673   948200 SH       DEFINED 01             948200
Excel Legacy Corp.             COM              300665106    32304 15605900 SH       DEFINED 01           15605900
                                                              4243  2050000 SH       OTHER                                   2050000
FedEx Corp.                    COM              31428X106   516520 12848747 SH       SOLE                 10420147           2428600
                                                            225723  5615000 SH       DEFINED 01            5615000
                                                              2299    57200 SH       OTHER                   57200
First Tenn Natl                COM              337162101      833    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    36910  1033900 SH       SOLE                   476900            557000
                                                            143896  4030700 SH       DEFINED 01            4030700
Forest City Enterprises, Inc.  COM              345550107     1320    24000 SH       SOLE                    24000
                                                            102523  1864050 SH       DEFINED 01            1864050
                                                             18689   339800 SH       OTHER                                    339800
Forest City Enterprises, Inc.  COM              345550305     7906   148600 SH       DEFINED 01             148600
                                                               207     3900 SH       OTHER                                      3900
General Mills                  COM              370334104    79115  1807100 SH       SOLE                  1653600            153500
                                                               788    18000 SH       OTHER                   18000
General Motors                 COM              370442105   611369  9500690 SH       SOLE                  7637490           1863200
                                                            321750  5000000 SH       DEFINED 01            5000000
                                                              1866    29000 SH       OTHER                   29000
General Motors Class H         COM              370442832   119188  5713700 SH       SOLE                  5075700            638000
                                                             36442  1747000 SH       DEFINED 01            1747000
Genlyte Group, Inc.            COM              372302109    74416  2407500 SH       DEFINED 01            2407500
Georgia Pacific Corp Timber Gr COM              373298702   469505 13133000 SH       SOLE                 10513000           2620000
                                                            223909  6263200 SH       DEFINED 01            6263200
                                                              6946   194300 SH       OTHER                   39000            155300
Getty Realty Corp.             COM              374297109    23017  1201300 SH       DEFINED 01            1201300
                                                              7610   397200 SH       OTHER                                    397200
Hilb, Rogal & Hamilton Co.     COM              431294107    70223  1605100 SH       DEFINED 01            1605100
Hilton Hotels Corp             COM              432848109   531056 45780647 SH       SOLE                 36144826           9635821
                                                            304670 26264653 SH       DEFINED 01           26264653
                                                             15698  1353293 SH       OTHER                   83000           1270293
Hollinger International, Inc.  COM              435569108    70817  5150300 SH       SOLE                  3417300           1733000
                                                            116797  8494300 SH       DEFINED 01            8494300
Host Marriott Corporation      COM              44107P104   311421 24873844 SH       SOLE                 20019690           4854154
                                                            176134 14068250 SH       DEFINED 01           14068250
                                                              7564   604150 SH       OTHER                  113048            491102
IHOP Corp.                     COM              449623107    13876   516800 SH       SOLE                   366800            150000
                                                             79962  2978100 SH       DEFINED 01            2978100
                                                             14096   525000 SH       OTHER                                    525000
Ishares S&P 500 Index Fund     COM              464287200    11435    93200 SH       SOLE                    93200
Knight Ridder                  COM              499040103   338597  5709903 SH       SOLE                  4564203           1145700
                                                            176317  2973300 SH       DEFINED 01            2973300
                                                              2710    45700 SH       OTHER                   45700
Macerich Company               COM              554382101    31030  1251200 SH       DEFINED 01            1251200
                                                              2897   116800 SH       OTHER                                    116800
Marriott International Class A COM              571903202   546166 11537100 SH       SOLE                  9384100           2153000
                                                            500256 10567300 SH       DEFINED 01           10567300
                                                             14107   298000 SH       OTHER                   63000            235000
Neiman Marcus Group Class B    COM              640204301    17122   580400 SH       SOLE                   580400
                                                             68844  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    23101   745200 SH       SOLE                   603200            142000
Pepsi Bottling Group, Inc.     COM              713409100   279970  6981800 SH       SOLE                  6118800            863000
                                                               962    24000 SH       OTHER                   24000
PepsiAmericas. Inc.            COM              71343P200    31856  2395200 SH       SOLE                  2140200            255000
                                                             40604  3052900 SH       DEFINED 01            3052900
Pioneer Natural Resources Co.  COM              723787107   258157 15141157 SH       SOLE                 11629000           3512157
                                                            190978 11201032 SH       DEFINED 01           11201032
                                                              1142    67000 SH       OTHER                   67000
Plum Creek Timber Co., Inc.    COM              729251108     1125    40000 SH       SOLE                    30000             10000
Prime Group Realty Trust       COM              74158J103    35608  2637600 SH       DEFINED 01            2637600
                                                              1454   107700 SH       OTHER                                    107700
RLI Corp                       COM              749607107     4977   110800 SH       SOLE                   110800
Ralcorp Holdings Inc.          COM              751028101     8229   439100 SH       SOLE                   238000            201100
                                                             55695  2972000 SH       DEFINED 01            2972000
Rayonier, Inc.                 COM              754907103   101605  2187400 SH       SOLE                  1766000            421400
                                                            134705  2900000 SH       DEFINED 01            2900000
                                                              4668   100500 SH       OTHER                                    100500
Saks, Inc.                     COM              79377W108   255574 26622300 SH       SOLE                 21376300           5246000
                                                               278    29000 SH       OTHER                   29000
ServiceMaster Company          COM              81760N109   349712 29142700 SH       SOLE                 23168300           5974400
                                                               984    82000 SH       OTHER                   82000
Telephone & Data Systems, Inc. COM              879433100    45849   421600 SH       SOLE                   421600
                                                            187376  1723000 SH       DEFINED 01            1723000
Texas Industries               COM              882491103     8914   259200 SH       SOLE                   146600            112600
                                                             35638  1036300 SH       DEFINED 01            1036300
The MONY Group, Inc.           COM              615337102    10382   258700 SH       SOLE                   258700
                                                             83856  2089600 SH       DEFINED 01            2089600
Thomas Industries              COM              884425109    11222   380400 SH       SOLE                   187000            193400
                                                             49939  1692850 SH       DEFINED 01            1692850
Tricon Global Restaurants, Inc COM              895953107   635580 14477900 SH       SOLE                 11453000           3024900
                                                            285789  6510000 SH       DEFINED 01            6510000
                                                              1888    43000 SH       OTHER                   43000
Trizec Hahn                    COM              896938107   327822 18022126 SH       SOLE                 14577126           3445000
                                                            234300 12880700 SH       DEFINED 01           12880700
                                                             11094   609900 SH       OTHER                   54900            555000
U. S. Industries               COM              912080108    11999  2926500 SH       SOLE                  2598500            328000
                                                             33374  8140000 SH       DEFINED 01            8140000
UCAR International, Inc.       COM              90262K109    48687  4074200 SH       SOLE                  3378300            695900
                                                             53177  4450000 SH       DEFINED 01            4450000
USG Corporation                COM              903293405    14357  3402100 SH       SOLE                  2205200           1196900
                                                             12921  3061900 SH       DEFINED 01            3061900
Waste Management, Inc.         COM              94106L109   696025 22583559 SH       SOLE                 18307759           4275800
                                                            386575 12543000 SH       DEFINED 01           12543000
                                                              2371    76925 SH       OTHER                   76925
Wyndham International, Inc.    COM              983101106    38626 15450400 SH       DEFINED 01           15450400
Brascan Corporation            COM              10549P606     3258   190000 SH       SOLE                                     190000
                                                             73470  4285000 SH       DEFINED 01            4285000